Discontinued Operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
The following table provides a reconciliation of the Company’s net loss from discontinued operations presented in the consolidated statements of operations for the six months ended June 30, 2024 and 2023.

	Six months ended June 30,
	2024	2023
Revenue	$—	$—
Cost of sales	—	(119)
Gross profit	—	119
Operating expenses:
General and administrative	64	525
Research and development	—	24
Sales and marketing	—	1
Total operating expenses	64	550

Operating loss from discontinued operations	(64)	(431)

Loss from discontinued operations, before income taxes	(64)	(431)

Income tax benefit (expense)	—	—

Net loss from discontinued operations	$(64)	$(431)